Shareholder Report, Line Graph (Details) 194070_Innovator U.S. Small Cap Power Buffer ETF - August_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - August
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator U.S. Small Cap Power Buffer ETF - August NAV
Accumulated Value	$ 9,966	$ 10,000	$ 10,569
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Total Return Index
Accumulated Value	9,776	10,000	$ 11,185
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000
Accumulated Value	$ 9,743	$ 10,000	$ 10,998